Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Investments accounted for using the equity method	€ 3,207	€ 3,259
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price (in euro per share)	€ 1.33	€ 2.27
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	31.20%
Investments in joint ventures	€ 93	€ 112
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Investments in joint ventures	€ 52	€ 59
OPAL JV Co
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	48.20%	48.20%
Investments in associates	€ 2,965	€ 2,934
Loans to Associates		€ 241
OPAL JV Co | CD&R
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate		50.00%
OPAL JV Co | BPIFrance
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate		1.80%
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	29.60%
Investments in associates	€ 38	€ 64
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	0.00%
Investments in associates	€ 59	€ 90